S-K 1603(a)(9) Restrictions on Selling Securities	Oct. 01, 2025
Insider Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Persons and Entities Subject to Restrictions	Our Sponsor, directors and officers
SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]	As provided in a letter agreement entered by and among the Company and the initial shareholders upon the effectiveness of this registration statement, our insiders have agreed not to transfer, assign or sell any of the insider shares (except to certain permitted transferees) until the earlier of 180 days after the date of the consummation of our initial business combination or the date on which the closing price of our ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination, or earlier, if, subsequent to our initial business combination, we consummate a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property (except as described herein under the section of this prospectus entitled “Principal Shareholders — Restrictions on Transfers of Insider Shares and Private Units”).
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers are permitted (i) among the insiders or to the insiders’ members, officers, directors, consultants or their affiliates; (ii) to a holder’s shareholders or members upon the holder’s liquidation, in each case if the holder is an entity, (iii) by bona fide gift to a member of the holder’s immediate family or to a trust, the beneficiary of which is the holder or a member of the holder’s immediate family, in each case for estate planning purposes, (iv) by virtue of the laws of descent and distribution upon death, (v) pursuant to a qualified domestic relations order, (vi) to the Company for no value for cancellation in connection with the consummation of a business combination, (vii) in connection with the consummation of a business combination at prices no greater than the price at which the securities were originally purchased, (viii) in the event of the Company’s liquidation prior to its consummation of an initial business combination or (ix) in the event that, subsequent to the consummation of an initial business combination, the Company completes a liquidation, merger, capital share exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property, in each case (except for clauses (vi), (viii) or (ix) or with the Company’s prior written consent) on the condition that prior to such registration for Transfer, the security agent shall be presented with written documentation pursuant to which each transferee or the trustee or legal guardian for such permitted transferee agrees to be bound by the transfer restrictions contained in any applicable agreement the transferor is bound by.
Private Units [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Persons and Entities Subject to Restrictions	Our Sponsor, directors and officers
SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]	As provided in a letter agreement entered by and among the Company and the initial shareholders upon the effectiveness of this registration statement, the private units and underlying securities will not be transferable, assignable or saleable until 30 days after the completion of our initial business combination (except as described herein under the section of this prospectus entitled “Principal Shareholders — Restrictions on Transfers of Insider Shares and Private Units”).
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Same as above.